PROPERTY, PLANT AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	$ 2,631,827	$ 1,642,727
Depreciation	(553,002)	(467,703)	$ (302,470)
Balance, end of year	2,216,487	2,631,827	1,642,727
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	3,596,339	2,146,891
Additions (adjustments)	134,161	1,448,795
Translation difference	(10,368)	653
Balance, end of year	3,720,132	3,596,339	2,146,891
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(964,512)	(504,164)
Depreciation	(544,985)	(460,052)
Translation difference	5,852	(296)
Balance, end of year	(1,503,645)	(964,512)	(504,164)
Computers and software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	63,551	88,661
Balance, end of year	29,661	63,551	88,661
Computers and software [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	242,254	213,512
Additions (adjustments)	1,952	28,489
Translation difference	(4,343)	253
Balance, end of year	239,863	242,254	213,512
Computers and software [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(178,703)	(124,851)
Depreciation	(35,068)	(53,667)
Translation difference	3,569	(185)
Balance, end of year	(210,202)	(178,703)	(124,851)
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	11,826	20,287
Balance, end of year	4,701	11,826	20,287
Office furniture and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	43,238	43,078
Additions (adjustments)	1,679	0
Translation difference	(2,412)	160
Balance, end of year	42,505	43,238	43,078
Office furniture and equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(31,412)	(22,791)
Depreciation	(8,161)	(8,536)
Translation difference	1,769	(85)
Balance, end of year	(37,804)	(31,412)	(22,791)
Vehicles[Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	137,109	53,291
Balance, end of year	156,998	137,109	53,291
Vehicles[Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	219,266	94,875
Additions (adjustments)	76,419	124,391
Translation difference	0	0
Balance, end of year	295,685	219,266	94,875
Vehicles[Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(82,157)	(41,584)
Depreciation	(56,530)	(40,573)
Translation difference	0	0
Balance, end of year	(138,687)	(82,157)	(41,584)
Buildings and infrastructure [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,293,539	626,143
Balance, end of year	1,194,993	1,293,539	626,143
Buildings and infrastructure [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,443,039	702,394
Additions (adjustments)	19,510	740,405
Translation difference	(3,613)	240
Balance, end of year	1,458,936	1,443,039	702,394
Buildings and infrastructure [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(149,500)	(76,251)
Depreciation	(114,957)	(73,223)
Translation difference	514	(26)
Balance, end of year	(263,943)	(149,500)	(76,251)
Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,125,802	854,345
Balance, end of year	830,134	1,125,802	854,345
Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,648,542	1,093,032
Additions (adjustments)	34,601	555,510
Translation difference	0	0
Balance, end of year	1,683,143	1,648,542	1,093,032
Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(522,740)	(238,687)
Depreciation	(330,269)	(284,053)
Translation difference	0	0
Balance, end of year	$ (853,009)	$ (522,740)	$ (238,687)